UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
 (Exact name of registrant as specified in charter)

325 Chestnut Street
Suite 512
Philadelphia, PA 19106
 (Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
 (Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

Innovator McKinley Income Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 9.61%
Diversified - 1.54%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	24,626	$487,348
Health Care - 2.53%
Omega Healthcare Investors, Inc.	9,940	324,442
Physicians Realty Trust	23,784	473,777
		798,219
Hotels - 1.38%
Hospitality Properties Trust	13,710	435,704
Mortgage - 4.16%
Agree Realty Corp.	5,503	273,114
Capstead Mortgage Corp.	29,461	311,697
Invesco Mortgage Capital, Inc.	27,128	421,841
MFA Financial, Inc.	38,403	307,992
		1,314,644
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,947,592)		$3,035,915

COMMON STOCKS - 30.39%
Amusement Parks and Arcades - 1.52%
Six Flags Entertainment Corp.	7,932	$480,758
Deep Sea, Coastal, and Great Lakes Water Transportation - 0.65%
Ship Finance International Ltd.	13,856	204,376
Depository Credit Intermediation - 3.63%
Banco Santander SA - ADR	87,519	473,478
PacWest Bancorp.	12,218	673,212
		1,146,690
Electronics and Appliance Stores - 0.51%
GameStop Corp.	6,628	161,988
Motion Picture and Video Industries - 2.31%
Regal Entertainment Group	33,792	729,231
Other Financial Investment Activities - 0.73%
Just Energy Group, Inc.	40,176	229,807
Other Telecommunications - 3.81%
AT&T, Inc.	19,286	805,962
Verizon Communications, Inc.	8,033	398,678
		1,204,640
Petroleum and Coal Products Manufacturing - 3.34%
BP Plc - ADR	13,822	468,842
Royal Dutch Shell Plc - ADR	11,309	586,824
		1,055,666
Pharmaceutical and Medicine Manufacturing - 5.46%
AstraZeneca Plc - ADR	23,538	688,722
GlaxoSmithKline Plc - ADR	12,621	523,519
Merck & Co., Inc.	7,775	512,139
		1,724,380
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.99%
LyondellBasell Industries N.V. - Class A	3,444	314,231

Tobacco Manufacturing - 6.51%
Altria Group, Inc.	11,556	865,776
Reynolds American, Inc.	6,283	386,844
Vector Group Ltd.	35,374	805,820
		2,058,440
Traveler Accommodation - 0.93%
InterContinental Hotels Group Plc - ADR	6,283	295,552
TOTAL COMMON STOCKS (Cost $8,770,029)		$9,605,759

MASTER LIMITED PARTNERSHIPS - 32.84%
Amusement Parks and Arcades - 3.02%
Cedar Fair L.P.	13,934	$954,200
Gasoline Stations - 2.52%
AmeriGas Partners L.P.	16,952	796,236
Lessors of Real Estate - 2.44%
Icahn Enterprises L.P.	13,683	769,532
Natural Gas Distribution - 1.59%
Antero Midstream Partners L.P.	14,641	502,186
Oil and Gas Extraction - 1.98%
Enterprise Products Partners L.P.	22,292	624,845
Other Financial Investment Activities - 12.21%
AllianceBernstein Holding L.P.	34,644	821,063
Apollo Global Management, LLC	33,612	764,337
Blackstone Group L.P.	27,947	825,554
KKR & Co. L.P.	47,670	859,490
The Carlyle Group L.P.	36,709	589,180
		3,859,624
Pipeline Transportation of Crude Oil - 4.74%
Genesis Energy L.P.	24,491	828,775
Magellan Midstream Partners L.P.	8,639	669,609
		1,498,384
Pipeline Transportation of Natural Gas - 2.23%
Energy Transfer Partners L.P.	18,646	705,005
Scientific Research and Development Services - 2.11%
Enviva Partners L.P.	24,523	667,026
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $8,970,437)		$10,377,038

BUSINESS DEVELOPMENT COMPANIES - 18.63%
Closed-end Funds - 18.63%
Ares Capital Corp.	59,775	$1,061,006
FS Investment Corp.	40,647	436,955
Goldman Sachs BDC, Inc.	28,081	691,635
Golub Capital BDC, Inc.	15,976	305,781
Hercules Capital, Inc.	45,642	675,958
Main Street Capital Corp.	24,401	902,593
Prospect Capital Corp.	92,748	869,049
Solar Capital Ltd.	42,419	944,671
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $4,756,140)		$5,887,648

EXCHANGE TRADED FUNDS - 1.12%
Other Investment Pools and Funds - 1.12%
Vanguard High Dividend Yield	4,524	$354,908
TOTAL EXCHANGE TRADED FUNDS (Cost $345,315)		$354,908

INVESTMENT COMPANIES - 3.53%
Closed-end Funds - 3.53%
Cohen & Steers Infrastructure Fund, Inc.	26,471	$557,215
Nuveen Floating Rate Income Fund	46,579	558,482
TOTAL INVESTMENT COMPANIES (Cost $1,083,030)		$1,115,697

SHORT TERM INVESTMENTS - 2.89%
Money Market Funds - 2.89%
Fidelity Government Portfolio - Class I, 0.45%	912,250	$912,250
TOTAL SHORT TERM INVESTMENTS (Cost $912,250)		$912,250

Total Investments (Cost $27,784,793) - 99.01%		$31,289,215
Other Assets in Excess of Liabilities - 0.99%		313,301
TOTAL NET ASSETS - 100.00%		$31,602,516

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Innovator IBD 50 Fund
Schedule of Investments
February 28, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.93%
Architectural, Engineering, and Related Services - 1.00%
Mobileye NV (a)	8,290	$377,361
Cement and Concrete Product Manufacturing - 1.96%
Eagle Materials, Inc.	7,108	737,171
Commercial and Industrial Machinery and Equipment Rental and Leasing - 0.99%
Air Lease Corp.	9,530	371,003
Communications Equipment Manufacturing - 2.94%
InterDigital, Inc.	13,151	1,105,342
Computer and Peripheral Equipment Manufacturing - 3.46%
Arista Networks, Inc. (a)	10,913	1,298,538
Computer Systems Design and Related Services - 0.50%
CDW Corp.	3,205	188,775
Depository Credit Intermediation - 20.76%
Bank Of The Ozarks, Inc.	6,897	377,473
BofI Holding, Inc. (a)	25,835	814,836
Citizens Financial Group, Inc.	30,149	1,126,667
Comerica, Inc.	5,262	375,075
East West Bancorp, Inc.	14,046	760,170
First Republic Bank	3,994	374,757
Home BancShares, Inc.	6,775	190,649
Sterling Bancorp.	15,330	379,418
Texas Capital Bancshares, Inc. (a)	4,330	386,020
Western Alliance Bancorp. (a)	21,748	1,123,066
Wintrust Financial Corp.	10,105	744,739
Zions Bancorporation	25,552	1,147,284
		7,800,154
Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.50%
Brunswick Corp.	3,164	189,492
Health and Personal Care Stores - 0.50%
ULTA Salon, Cosmetics & Fragrance, Inc. (a)	689	188,393
Insurance and Employee Benefit Funds - 3.08%
HealthEquity, Inc. (a)	26,496	1,157,875
Insurance Carriers - 8.61%
Essent Group Ltd. (a)	38,557	1,342,169
Primerica, Inc.	9,475	765,106
Radian Group, Inc.	60,696	1,129,553
		3,236,828
Management of Companies and Enterprises - 2.04%
Boston Private Financial Holdings, Inc.	44,467	764,832
Management, Scientific, and Technical Consulting Services - 1.99%
AMN Healthcare Services, Inc. (a)	18,099	744,773
Motor Vehicle Body and Trailer Manufacturing - 3.55%
Thor Industries, Inc.	12,034	1,333,608
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 10.82%
Cognex Corp.	17,429	1,338,721
Masimo Corp. (a)	15,684	1,417,206
Mercury Systems, Inc. (a)	35,071	1,310,253
		4,066,180

Other Financial Investment Activities - 4.96%
CommScope Holding Co., Inc. (a)	19,126	727,744
Evercore Partners, Inc.	14,275	1,135,577
		1,863,321
Other Information Services - 4.73%
Alibaba Group Holding Ltd. - ADR (a)	1,872	192,629
Facebook, Inc. (a)	1,429	193,687
NetEase, Inc. - ADR	4,560	1,391,073
		1,777,389
Pharmaceutical and Medicine Manufacturing - 2.69%
United Therapeutics Corp. (a)	6,830	1,008,928
Restaurants and Other Eating Places - 3.00%
Dave & Buster's Entertainment, Inc. (a)	19,691	1,126,128
Securities and Commodity Contracts Intermediation and Brokerage - 0.98%
Charles Schwab Corp.	9,151	369,792
Semiconductor and Other Electronic Component Manufacturing - 17.36%
Advanced Energy Industries, Inc. (a)	21,312	1,323,474
Applied Materials, Inc.	31,366	1,136,077
Broadcom Ltd.	5,391	1,137,124
Cavium, Inc. (a)	2,845	186,376
Lam Research Corp.	1,622	192,272
Microchip Technology, Inc.	10,550	765,086
Monolithic Power Systems, Inc.	2,167	190,631
NVIDIA Corp.	12,048	1,222,631
Qorvo, Inc. (a)	5,658	373,994
		6,527,665
Software Publishers - 3.51%
Momo, Inc. - ADR (a)	13,770	366,833
Synopsys, Inc. (a)	2,693	192,388
Veeva Systems, Inc. (a)	17,363	758,589
		1,317,810
TOTAL COMMON STOCKS (Cost $33,192,809)		$37,551,358

SHORT TERM INVESTMENTS - 0.21%
Money Market Funds - 0.21%
Fidelity Government Portfolio - Class I, 0.45%	78,773	$78,773
TOTAL SHORT TERM INVESTMENTS (Cost $78,773)		$78,773

Total Investments (Cost $33,271,582) - 100.14%		$37,630,131
Liabilities in Excess of Other Assets - (0.14)%		(54,229)
TOTAL NET ASSETS - 100.00%		$37,575,902

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt

The accompanying notes are an integral part of this Schedule of Investments.

Academy Funds Trust
Notes to Schedule of Investments
February 28, 2017 (Unaudited)

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for debt securities, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Academy Funds Trust’s (the “Trust”) pricing procedures. Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Futures contracts are valued at their daily quoted settlement price. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Open-ended mutual funds are valued at that day’s Net Asset Value (“NAV”). Government and retail money-market funds, which are not eligible for vendor pricing, are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value. The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The investment advisor shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from Funds’ investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received that are classified as return of capital reduce the cost basis of that security on the schedule of investments.

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rates of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. The Funds reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

There were no transfers between Levels 1 and 2 during the period. Transfers between levels are recognized at the end of the reporting period.

Innovator McKinley Income Fund
	Level 1	Level 2	Level 3	Total

Real Estate Investment Trusts	$3,035,915	$-	$-	$3,035,915
Common Stocks	9,605,759	-	-	9,605,759
Master Limited Partnerships	10,377,038	-	-	10,377,038
Business Development Companies	5,887,648	-	-	5,887,648
Exchange Traded Funds	354,908			354,908
Investment Companies	1,115,697			1,115,697
Short Term Investments	912,250	-	-	912,250
Total Investments in Securities	$31,289,215	$-	$-	$31,289,215

Innovator IBD 50 Fund
	Level 1	Level 2	Level 3	Total

Common Stocks	$37,551,358	$-	$-	$37,551,358
Short Term Investments	78,773	-	-	78,773
Total Investments in Securities	$37,630,131	$-	$-	$37,630,131

See the Schedule of Investments for the investments detailed by industry classification.

2)  Federal Tax Information

The cost basis of investments for federal income tax purposes February 28, 2017 was as follows:1

	Innovator McKinley Income Fund	Innovator IBD 50 Fund

Cost of Investments	$27,784,793	$33,271,582

Gross unrealized appreciation	3,880,019	4,417,351
Gross unrealized depreciation	(375,597)	(58,802)
Net unrealized appreciation / (depreciation)	$3,504,422	$4,358,549

1Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)  /s/ David Jacovini
   David Jacovini, President

Date  April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ David Jacovini
David Jacovini, President & Treasurer

Date  April 27, 2017

* Print the name and title of each signing officer under his or her signature.